Average Annual Total Returns - ProShares Short FTSE China 50	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	FTSE China 50 Index OneYear		FTSE China 50 Index FiveYears		FTSE China 50 Index SinceInception		FTSE China 50 Index InceptionDate
Total	(14.18%)	(8.51%)	(9.85%)	Mar. 16, 2010	(14.51%)	(8.60%)	(9.90%)		(8.38%)	(6.22%)	(6.58%)		14.53%	[1]	(1.41%)	[1]	4.06%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.